Property and Equipment, net	12 Months Ended
Dec. 31, 2013
Property and Equipment, net
Property and Equipment, net

8.               Property and Equipment, net

Property and equipment, net, consisted of the following:

	As of December 31,
	2012	2013
	RMB	RMB

Office buildings	—	77,797
Office buildings improvements	—	3,884
Computer and software	46,339	54,271
Furniture, fixture and other equipment	2,799	4,544
Motor vehicles	407	407
Leasehold improvements	2,367	3,296
	51,912	144,199
Less: accumulated depreciation and amortization	(29,481)	(44,715)
Property and equipment, net	22,431	99,484

For the years ended December 31, 2011, 2012 and 2013, depreciation and amortization expenses for the property and equipment amount to RMB9,830, RMB13,264 and RMB15,576, respectively.